Long-Term Equity Investments	6 Months Ended
Jun. 30, 2018
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Long-Term Equity Investments
17.	Long-Term Equity Investments

(in thousands)	June 30 2018	December 31 2017
Common shares held	$261,159	$95,608
Warrants held	13	124

	$261,172	$95,732

Common Shares Held

		Fair Value Adjustment Gains (Losses) Included in OCI
(in thousands)	Fair Value at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Fair Value at Dec 31, 2017
Bear Creek	$17,829	$(5,831)	$(3,528)	$21,358
Sabina	13,505	(831)	(7,665)	21,171
Arizona Mining	46,780	15,370	19,199	27,581
First Majestic	159,578	8,578	8,578	—
Other	23,467	(623)	(3,050)	25,498

Total common shares held	$261,159	$16,663	$13,534	$95,608

		Fair Value Adjustment Gains (Losses) Included in OCI
(in thousands)	Fair Value at Jun 30, 2017	Three Months Ended Jun 30, 2017	Six Months Ended Jun 30, 2017
Bear Creek	$21,465	$(1,236)	$(1,752)
Sabina	18,032	4,506	9,492
Arizona Mining	21,962	5,823	3,714
Other	19,136	(1,618)	(416)

Total common shares held	$80,595	$7,475	$11,038

Warrants Held

		Fair Value Adjustment Gain (Loss) Included in Net Earnings
(in thousands)	Fair Value at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Fair Value at Dec 31, 2017
Warrants held - Kutcho	$13	$(12)	$(111)	$124

The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments.

While long-term investments in warrants are also held for long-term strategic purposes, they meet the definition of a derivative and therefore are classified as financial assets with fair value adjustments being recorded as a component of net earnings under the classification Unrealized Fair Value Losses (Gains), Net. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model.

By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.

Acquisitions of Long-Term Investments

In connection with the termination of the San Dimas SPA (Note 12), on May 10, 2018, the Company received 20,914,590 First Majestic common shares with a fair value of $151 million[1].

Disposal of Long-Term Investments

As announced by Arizona Mining Inc. and South32 Limited on August 10, 2018, South32 has completed its acquisition of all of the issued and outstanding common shares of Arizona Mining. As a result, subsequent to June 30, 2018, the Company has disposed of its investment in Arizona Mining and will receive cash consideration for its investment in accordance with the terms of the acquisition.